Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment
Property and equipment

7.Property and equipment

	Right-of-		Leasehold	Office	Computer
Cost	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2020	$200,319	$123,058	$237,248	$65,716	$74,619	$700,960
Additions	—	7,712	—	—	5,204	12,916
Balance, December 31, 2021	200,319	130,770	237,248	$65,716	$79,823	$713,876
Additions	—	41,094	—	1,148	32,467	74,709
Balance, December 31, 2022	$200,319	$171,864	$237,248	$66,864	$112,290	$788,585

	Right-of-		Leasehold	Office	Computer
Accumulated Depreciation	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2020	$63,441	$53,052	$55,032	$15,644	$34,237	$221,406
Depreciation for the year	40,068	22,159	50,840	10,015	12,895	135,977
Balance, December 31, 2021	$103,509	$75,211	$105,872	$25,659	$47,132	$357,383
Depreciation for the year	40,068	19,750	50,840	8,069	16,737	135,464
Balance, December 31, 2022	$143,577	$94,961	$156,712	$33,728	$63,869	$492,847

	Right-of-		Leasehold	Office	Computer
Carrying value	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2021	$96,810	$55,559	$131,376	$40,057	$32,691	$356,493
Balance, December 31, 2022	$56,742	$76,903	$80,536	$33,136	$48,421	$295,738